CONSOLIDATED BALANCE SHEETS	Dec. 31, 2022 USD ($)
CURRENT ASSETS:
Total current assets	$ 54,763,339
NON-CURRENT ASSETS:
Total non-current assets	102,715,796
Total assets	157,479,135
CURRENT LIABILITIES:
Total current liabilities	6,519,051
NON-CURRENT LIABILITIES:
Total non-current liabilities	10,463,172
Stockholders' deficit:
Net parent investment/stockholder deficit	140,496,912
Total liabilities and net parent investment/stockholder deficit	157,479,135
Toro Corp. [Member]
CURRENT ASSETS:
Total current assets	0
NON-CURRENT ASSETS:
Total non-current assets	0
Total assets	0
CURRENT LIABILITIES:
Cash overdraft	32
Total current liabilities	32
NON-CURRENT LIABILITIES:
Total non-current liabilities	0
Stockholders' deficit:
Common shares, $0.001 par value; 1,000 shares authorized, issued and outstanding	1
Additional paid in capital	0
Due from stockholder	(1)
Accumulated deficit	(32)
Net parent investment/stockholder deficit	(32)
Total liabilities and net parent investment/stockholder deficit	$ 0